Deferred Income Tax Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Changes in deferred tax liability (asset) [abstract]
Movements of deferred tax liabilities
The movements of the deferred tax liabilities are as follows:

Accelerated depreciation allowance
(US$ in millions)
At January 1, 2020	$(45)
Charge for the year	(11)
At December 31, 2020	(56)
Credit for the year	2
At December 31, 2021	$(54)

Unrecognized deferred tax assets	The unrecognized deferred income tax assets in respect of losses that can be carried forward against future taxable income and pre-opening expenses are as follows:

	December 31,
	2020	2021
	(US$ in millions)
Arising from unused tax losses	$346	$421
Arising from pre-opening expenses	3	1
	$349	$422